Document and Entity Information	May 08, 2025
Document And Entity Information [Line Items]
Entity Registrant Name	COMCAST CORP
Amendment Flag	false
Entity Central Index Key	0001166691
Document Type	8-K
Document Period End Date	May 08, 2025
Entity Incorporation State Country Code	PA
Entity File Number	001-32871
Entity Tax Identification Number	27-0000798
Entity Address, Address Line One	One Comcast Center
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103-2838
City Area Code	(215)
Local Phone Number	286-1700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.01 par value
Trading Symbol	CMCSA
Security Exchange Name	NASDAQ
Notes 0000 Percent Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.000% Notes due 2026
Trading Symbol	CMCS26
Security Exchange Name	NASDAQ
Notes 0.250percent Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.250% Notes due 2027
Trading Symbol	CMCS27
Security Exchange Name	NASDAQ
M 1.500 Notes Due 20293 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.500% Notes due 2029
Trading Symbol	CMCS29
Security Exchange Name	NASDAQ
M 0.250 Notes Due 20291 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.250% Notes due 2029
Trading Symbol	CMCS29A
Security Exchange Name	NASDAQ
Notes 3.250 Percent Due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.750% Notes due 2032
Trading Symbol	CMCS32
Security Exchange Name	NASDAQ
Notes 3.550 Percent Due 2036 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.875% Notes due 2036
Trading Symbol	CMCS36
Security Exchange Name	NASDAQ
Notes 5.250 Percent Due 2040 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.250% Notes due 2040
Trading Symbol	CMCS40
Security Exchange Name	NASDAQ
M 5.50 Notes Due 20292 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.50% Notes due 2029
Trading Symbol	CCGBP29
Security Exchange Name	NYSE
Exchangeable Subordinated Debentures 2.0 Percent Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.0% Exchangeable Subordinated Debentures due 2029
Trading Symbol	CCZ
Security Exchange Name	NYSE